Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified					3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 EFH Corp [Member]	Dec. 31, 2013 EFH Corp [Member]	Jun. 30, 2013 EFH Corp [Member]	Mar. 31, 2013 EFH Corp [Member]
Related Party Transaction [Line Items]
Liability in lieu of deferred income taxes	$ 2,376	$ 2,414	$ 2,180
Alternative minimum tax credit carryforward		21	52
Net operating loss carryforwards		162
Increase (Decrease) in liability for uncertain tax positions							(32)
Increase (Decrease) in liability for deferred income taxes	15						(10)	58
Reversal of accrued interest and tax	2					3	5	18
Reversal of accrued interest and tax after tax	1						3	12
Income tax payments to members					33
Income tax refunds from members					10
Uncertain tax positions related to timing of recognition	19	51	133					76
Accrued interest		2	25
Expense (benefit) from interest and penalties		(15)	3	2
Potential reduction in liability		$ 3